NOTES TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Cash Flows Explanatory Notes [Abstract]
NOTES TO CASH FLOWS	33. NOTES TO CASH FLOWS
Changes in liabilities and equity arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2024	£m	£m	£m	£m	£m	£m
At 1 January	33,910	2,386	1,956	111	—	38,363
Proceeds from issue of debt securities	8,397	—	—	—	—	8,397
Repayment of debt securities	(6,539)	—	—	—	—	(6,539)
Issue of other equity instruments	—	—	400	—	—	400
Repurchase of other equity instruments	—	—	(500)	—	—	(500)
Principal elements of lease payments	—	—	—	(33)	—	(33)
Dividends paid	—	—	—	—	(1,440)	(1,440)
Liability-related other changes	283	1	—	10	—	294
Non-cash changes:
– Unrealised foreign exchange	(395)	3	—	—	—	(392)
– Other changes	17	(5)	4	—	—	16
At 31 December	35,673	2,385	1,860	88	(1,440)	38,566

2023
At 1 January	31,531	2,332	1,956	125	—	35,944
Proceeds from issue of debt securities	4,208	—	—	—	—	4,208
Repayment of debt securities	(2,568)	—	—	—	—	(2,568)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	—	(971)
Principal elements of lease payments	—	—	—	(47)	—	(47)
Dividends paid	—	—	—	—	(1,653)	(1,653)
Liability-related other changes	1,004	25	—	33	—	1,062
Non-cash changes:
– Unrealised foreign exchange	(651)	(22)	—	—	—	(673)
– Other changes	386	(28)	—	—	1,653	2,011
At 31 December	33,910	2,386	1,956	111	—	38,363

2022
At 1 January	25,520	2,228	2,191	132	—	30,071
Proceeds from issue of debt securities	4,778	—	—	—	—	4,778
Repayment of debt securities	(3,036)	—	—	—	—	(3,036)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(985)	—	—	(985)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,164)	(1,164)
Liability-related other changes	3,155	2	—	19	—	3,176
Non-cash changes:
– Unrealised foreign exchange	1,554	87	—	—	—	1,641
– Other changes	(440)	55	—	—	1,164	779
At 31 December	31,531	2,332	1,956	125	—	35,944
Footnotes to the consolidated cash flow statement
Net cash flows from operating activities includes interest received of £12,370m (2023: £11,395m, 2022: £6,508m), interest paid of £8,033m (2023: £6,326m, 2022:
£2,089m) and dividends received of £nil (2023: £nil, 2022: £nil).
Total cash outflow for leases was £36m (2023: £50m, 2022: £28m).